Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000011026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,221	$ 11,221	$ 11,221	$ 10,810	$ 10,996	$ 12,308	$ 11,583	$ 11,032	$ 10,316	$ 10,301	$ 10,051	$ 9,672	$ 9,550
Average Annual Return, Percent	(0.90%)	(0.58%)	1.16%
C000011026 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	3.81%	0.34%	1.63%
C000011028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 10,965	$ 10,965	$ 10,965	10,633	10,891	12,273	11,620	11,145	10,493	10,547	10,379	10,049	10,000
Average Annual Return, Percent	2.13%	(0.32%)	0.93%
C000011028 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	3.13%	(0.32%)	0.93%
C000123839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 6,138,657	$ 6,138,657	$ 6,138,657	5,886,412	5,966,489	6,638,674	6,224,128	5,898,596	5,492,433	5,462,580	5,310,000	5,089,992	5,000,000
Average Annual Return, Percent	4.28%	0.80%	2.07%
C000011031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,442	$ 11,442	$ 11,442	11,056	11,288	12,665	11,953	11,411	10,702	10,710	10,476	10,106	10,000
Average Annual Return, Percent	3.49%	0.05%	1.36%
C000011029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,064,764	$ 6,064,764	$ 6,064,764	5,821,844	5,910,939	6,584,883	6,178,784	5,860,820	5,467,612	5,439,767	5,293,603	5,079,280	5,000,000
Average Annual Return, Percent	4.17%	0.69%	1.95%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186	$ 10,000
Average Annual Return, Percent	2.63%	(0.23%)	1.35%